Tradr 2X Long ASTS Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$217,543,008
TOTAL NET ASSETS — 100.0%	$217,543,008

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	AST SpaceMobile, Inc.	Receive	9.65% (OBFR01* + 600bps)	At Maturity	8/26/2026	$181,772,696	$-	$26,908,394
Marex	AST SpaceMobile, Inc.	Receive	9.15% (OBFR01* + 550bps)	At Maturity	9/27/2026	159,418,902	-	25,370,596
TOTAL EQUITY SWAP CONTRACTS								$52,278,990

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.